LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Legal settlements and reserves	$ 27	$ 19
Impairment of long-lived assets	15	87
Restructuring and acquisition expenses	41	40
Contingent consideration	2	3
Total	$ 85	$ 149